Document and Entity Information	0 Months Ended
Mar. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar. 30, 2013
Registrant Name	Jacob Funds Inc.
Central Index Key	0001090372
Amendment Flag	false
Document Creation Date	Mar. 29, 2013
Document Effective Date	Mar. 30, 2013
Prospectus Date	Jan. 04, 2013
Jacob Micro Cap Growth Fund | Jacob Micro Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	JMCGX
Jacob Micro Cap Growth Fund | Jacob Micro Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	JMIGX